                        SEI INSTITUTIONAL MANAGED TRUST

                              SMALL CAP VALUE FUND
                             SMALL CAP GROWTH FUND

                        SUPPLEMENT DATED APRIL 12, 1999
                TO THE CLASS A PROSPECTUS DATED JANUARY 31, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

           ---------------------------------------------------------

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, have appointed Artisan Partners Limited Partnership ("Artisan Partners"), as a Sub-Adviser to the Trust's Small Cap Value Fund (the "Fund"). Artisan Partners was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on March 29-30, 1999, and its appointment does not require Shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's Shareholders on April 28, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Artisan Partners, the Trustees received written and oral information from SEI Investments Management Corporation ("SIMC") and Artisan Partners. SIMC recommended the selection of Artisan Partners and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Artisan Partners and considered information about portfolio managers, investment philosophy, strategies and process, as well as its performance track record, among other factors. In appointing Artisan Partners, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Artisan Partners; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Artisan Partners's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Artisan Partners, including any benefits to be received by Artisan Partners or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Artisan Partners relating to the Fund, Artisan Partners makes investment decisions for the assets of the Fund allocated to Artisan Partners by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Artisan Partners is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other sub-advisers. Specifically, the duties to be performed under such agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other agreements. The Sub-Advisory Agreement will remain in effect until March 2001 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

At the same Meeting, the Trustees determined to terminate 1838 Investment Advisors, Inc. ("1838"), one of the Fund's current Sub-Advisers. In determining to terminate 1838, the Trustees reviewed information provided by SIMC relating to 1838's investment performance and its adherence to its stated investment discipline.

In connection with the termination of 1838 and the appointment of Artisan Partners as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 21 of the Prospectus is amended by inserting the following disclosure relating to Artisan Partners and removing the description of 1838:

ARTISAN PARTNERS LIMITED PARTNERSHIP: Scott C. Satterwhite, managing director of Artisan Partners Limited Partnership ("Artisan Partners"), serves as a portfolio manager of a portion of the assets of the Small Cap Value Fund. Mr. Satterwhite has over 15 years of investment experience, the last six of which have been dedicated to small-cap value investing.

SEI-A-101-05

Artisan Partners is a limited partnership that was founded in 1994. The general partner of Artisan Partners is Artisan Investment Corp., a corporation controlled by Andrew Ziegler and Carlene Ziegler, Managing Partners of Artisan Partners. As of December 31, 1998, Artisan Partners had approximately $1.35 billion in assets under management.

Listed below are the names and principal occupations of the principal executive officer and each of the Managing Directors of Artisan Partners. The principal business address of the principal executive officer and each of the Managing Directors, as it relates to their positions at Artisan Partners, is 1000 N. Water Street, Milwaukee, Wisconsin 53202

-----------------------------------------------------------------------------------------------------------------
NAME                                   TITLE
-----------------------------------------------------------------------------------------------------------------
Andrew A. Ziegler                      Chief Executive Officer
-----------------------------------------------------------------------------------------------------------------
Lawrence A Totsky                      Chief Financial Officer
-----------------------------------------------------------------------------------------------------------------
Mark L. Yockey                         Portfolio Manager
-----------------------------------------------------------------------------------------------------------------
Carlene M. Ziegler                     Portfolio Manager
-----------------------------------------------------------------------------------------------------------------
Millie A. Hurwitz                      Portfolio Manager
-----------------------------------------------------------------------------------------------------------------
Scott C. Satterwhite                   Portfolio Manager
-----------------------------------------------------------------------------------------------------------------
Andrew C. Stephens                     Portfolio Manager
-----------------------------------------------------------------------------------------------------------------
Robert M. Clark                        Marketing & Client Service
-----------------------------------------------------------------------------------------------------------------
Darren W. DeVore                       Marketing & Client Service
-----------------------------------------------------------------------------------------------------------------
Michael Steinrueck                     Marketing & Client Service
-----------------------------------------------------------------------------------------------------------------
Michael C. Roos                        Marketing & Client Service
-----------------------------------------------------------------------------------------------------------------

The Adviser will pay Artisan Partners a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Artisan Partners.

        ----------------------------------------------------------------

At the same Meeting, the Trustees appointed Sawgrass Asset Management, L.L.C. ("Sawgrass"), as a Sub-Adviser to the Trust's Small Cap Growth Fund (the "Fund"). Sawgrass' appointment does not require Shareholder approval.

In evaluating Sawgrass, the Trustees received written and oral information from both SIMC and Sawgrass. SIMC recommended the selection of Sawgrass and reviewed the considerations and search process that led to its recommendation. The Trustees also met with representatives of Sawgrass and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Sawgrass, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Sawgrass; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Sawgrass's personnel and its financial condition; (4) its performance track record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Sawgrass, including any benefits to be received by Sawgrass or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Sawgrass relating to the Fund, Sawgrass makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Sawgrass is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical to the other Agreements. The Sub-Advisory Agreement will remain in effect until March 2001 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

At the same Meeting, the Trustees determined to terminate Spyglass Asset Management, Inc. ("Spyglass"), one of the Fund's current Sub-Advisers. Spyglass was terminated due to its inability to provide sufficient investment capacity to the Fund. Spyglass remains a Sub-Adviser for another Fund advised by SIMC.

In connection with the termination of Spyglass and the appointment of Sawgrass as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 22 of the Prospectus is amended by inserting the following disclosure relating to Sawgrass and removing the description of Spyglass:

SAWGRASS ASSET MANAGEMENT, L.L.C.: Dean E. McQuiddy, a principal and portfolio manager of Sawgrass Asset Management, L.L.C. ("Sawgrass"), serves as lead portfolio manager of a portion of the assets of the Small Cap Growth Fund. Mr. McQuiddy has 12 years of portfolio management experience.

Sawgrass is a Delaware limited liability company that was founded in 1998. Sawgrass is controlled by its principals, Andrew Cantor, Dean McQuiddy and Brian Monroe. AmSouth Bancorporation is a passive equity investor in Sawgrass, and will decrease its share stake in Sawgrass from 50% to 27.5% over time. As of December 31, 1998, Sawgrass had approximately $230 million in assets under management.

Listed below are the names and principal occupations of the partners and principals of Sawgrass. The principal business address of the partners and principals, as it relates to their positions at Sawgrass, is 4337 Pablo Oaks Court, Building 200, Jacksonville, Florida 32224.

-----------------------------------------------------------------------------------------------------------------
NAME                                   TITLE
-----------------------------------------------------------------------------------------------------------------
Andrew M. Cantor                       Principal
-----------------------------------------------------------------------------------------------------------------
Dean E. McQuiddy                       Principal
-----------------------------------------------------------------------------------------------------------------
Brian K. Monroe                        Principal
-----------------------------------------------------------------------------------------------------------------
Martin E. Laprade                      Partner
-----------------------------------------------------------------------------------------------------------------
Joe Beattie, III                       Partner
-----------------------------------------------------------------------------------------------------------------
Patrick A. Riley                       Partner
-----------------------------------------------------------------------------------------------------------------
David A Furfine                        Partner
-----------------------------------------------------------------------------------------------------------------
Janet B. Emmick                        Partner
-----------------------------------------------------------------------------------------------------------------
Judy Z. Doyle                          Partner
-----------------------------------------------------------------------------------------------------------------

The Adviser will pay Sawgrass a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Sawgrass.

        ----------------------------------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                             SMALL CAP GROWTH FUND

                        SUPPLEMENT DATED APRIL 12, 1999
                TO THE CLASS D PROSPECTUS DATED JANUARY 31, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

           ---------------------------------------------------------

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, have appointed Sawgrass Asset Management L.L.C. ("Sawgrass"), as a Sub-Adviser to the Trust's Small Cap Growth Fund (the "Fund"). Sawgrass was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on March 29-30, 1999, and its appointment does not require Shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's Shareholders on April 28, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Sawgrass, the Trustees received written and oral information from both SIMC and Sawgrass. SIMC recommended the selection of Sawgrass and reviewed the considerations and search process that led to its recommendation. The Trustees also met with representatives of Sawgrass and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Sawgrass, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Sawgrass; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Sawgrass's personnel and its financial condition; (4) its performance track record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Sawgrass, including any benefits to be received by Sawgrass or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Sawgrass relating to the Fund, Sawgrass makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Sawgrass is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical to the other Agreements. The Sub-Advisory Agreement will remain in effect until March 2001 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

At the same Meeting, the Trustees determined to terminate Spyglass Asset Management, Inc. ("Spyglass"), one of the Fund's current Sub-Advisers. Spyglass was terminated due to its inability to provide sufficient investment capacity to the Fund. Spyglass remains a Sub-Adviser for another Fund advised by SIMC.

In connection with the termination of Spyglass and the appointment of Sawgrass as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 22 of the Prospectus is amended by inserting the following disclosure relating to Sawgrass and removing the description of Spyglass:

SAWGRASS ASSET MANAGEMENT, L.L.C.: Dean E. McQuiddy, a principal and portfolio manager of Sawgrass Asset Management, L.L.C. ("Sawgrass"), serves as lead portfolio manager of a portion of the assets of the Small Cap Growth Fund. Mr. McQuiddy has 12 years of portfolio management experience.

ACH-A-010-05

Sawgrass is a Delaware limited liability company that was founded in 1998. Sawgrass is controlled by its principals, Andrew Cantor, Dean McQuiddy and Brian Monroe. AmSouth Bancorporation is a passive equity investor in Sawgrass, and will decrease its share stake in Sawgrass from 50% to 27.5% over time. As of December 31, 1998, Sawgrass had approximately $230 million in assets under management.

Listed below are the names and principal occupations of the partners and principals of Sawgrass. The principal business address of the partners and principals, as it relates to their positions at Sawgrass, is 4337 Pablo Oaks Court, Building 200, Jacksonville, Florida 32224.

-----------------------------------------------------------------------------------------------------------------
NAME                                   TITLE
-----------------------------------------------------------------------------------------------------------------
Andrew M. Cantor                       Principal
-----------------------------------------------------------------------------------------------------------------
Dean E. McQuiddy                       Principal
-----------------------------------------------------------------------------------------------------------------
Brian K. Monroe                        Principal
-----------------------------------------------------------------------------------------------------------------
Martin E. Laprade                      Partner
-----------------------------------------------------------------------------------------------------------------
Joe Beattie, III                       Partner
-----------------------------------------------------------------------------------------------------------------
Patrick A. Riley                       Partner
-----------------------------------------------------------------------------------------------------------------
David A Furtine                        Partner
-----------------------------------------------------------------------------------------------------------------
Janet B. Emmick                        Partner
-----------------------------------------------------------------------------------------------------------------
Judy Z. Doyle                          Partner
-----------------------------------------------------------------------------------------------------------------

The Adviser will pay Sawgrass a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Sawgrass.

        ----------------------------------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE